Average Annual Total Returns - Investor - Vanguard Target Retirement 2020 Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Target Retirement 2020 Composite Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Target Retirement 2020 Composite Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Target Retirement 2020 Composite Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	12.04%	9.02%	7.93%	10.31%	7.80%	6.95%	8.10%	6.80%	6.13%	7.51%	4.44%	3.84%	21.02%	15.46%	13.84%	12.85%	9.31%	8.22%